Cover Page	Oct. 21, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Oct. 21, 2021
Entity Registrant Name	OASIS PETROLEUM INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34776
Entity Tax Identification Number	80-0554627
Entity Address, Address Line One	1001 Fannin Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	281
Local Phone Number	404-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	OAS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001486159
Amendment Flag	true
Amendment Description	EXPLANATORY NOTEOn October 22, 2021, Oasis Petroleum Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Report”) to report the closing on October 21, 2021 of the Company’s acquisition of approximately 95,000 net acres in the Williston Basin from QEP Energy Company, a wholly-owned subsidiary of Diamondback Energy, Inc. for an aggregate purchase price of $745.0 million (the “Williston Basin Acquisition”). This Current Report on Form 8-K/A (the “Amendment”) amends and supplements the Initial Report to provide the financial statements for the properties acquired in the Williston Basin Acquisition and the pro forma financial information required by Item 9.01 of Form 8-K. No other modifications to the Initial Report are being made by this Amendment. This Amendment should be read in connection with the Initial Report, which provides a more complete description of the Williston Basin Acquisition.